Contractual charter revenue (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Minimum future revenues to be received from time charters [Abstract]
2015	4,068,192
Number of vessels under time charter agreement	9
Ardmore Seavaliant March 2015 [Member]
Minimum future revenues to be received from time charters [Abstract]
Lease expiry	Mar. 16, 2015
Ardmore Seaventure January 2015 [Member]
Minimum future revenues to be received from time charters [Abstract]
Lease expiry	Jan. 29, 2015
Ardmore Seavantage January 2015 [Member]
Minimum future revenues to be received from time charters [Abstract]
Lease expiry	Jan. 17, 2015
Ardmore Seavanguard February 2015 [Member]
Minimum future revenues to be received from time charters [Abstract]
Lease expiry	Feb. 17, 2015
Ardmore Seafarer January 2015 [Member]
Minimum future revenues to be received from time charters [Abstract]
Lease expiry	Jan. 14, 2015
Ardmore Seatrader January 2015 [Member]
Minimum future revenues to be received from time charters [Abstract]
Lease expiry	Jan. 19, 2015
Ardmore Seamaster January 2015 [Member]
Minimum future revenues to be received from time charters [Abstract]
Lease expiry	Jan. 19, 2015
Ardmore Seamariner January 2015 [Member]
Minimum future revenues to be received from time charters [Abstract]
Lease expiry	Jan. 15, 2015
Ardmore Centurion January 2015 [Member]
Minimum future revenues to be received from time charters [Abstract]
Lease expiry	Jan. 30, 2015